SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Earnings Per Share [Abstract]
Net loss	$ (888,669)	$ (157,928)	$ (152,960)	$ (196,023)	$ (909,116)	$ (307,356)	$ (1,797,785)	$ (460,316)	$ (1,253,242)	$ (1,253,531)
Weighted average common shares outstanding					1,151,301	675,062	1,411,734	676,474	678,958	667,069
Basic and diluted loss per share	$ (0.46)	$ (0.13)	$ (0.23)	$ (0.29)	$ (0.79)	$ (0.46)	$ (1.27)	$ (0.68)	$ (1.84)	$ (1.88)